INVENTORIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Raw Material	$ 3,056,637	$ 3,544,443	$ 5,224,257
Finished Good	362,118	0
Direct production cost	319,929	434,591
Inventories	$ 3,738,684	$ 3,979,034	$ 5,224,257